Amounts receivable	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Amounts receivable

6Amounts Receivable

	December 31,	December 31,	January 1,
	2021	2020	2020
	$	$	$
		(recast – note 2)	(recast – note 2)

Amounts due from government assistance and government loans	16	163	–
Sales tax receivable	576	376	311
Revenue from subcontracts	–	–	35
Other	10	1,035	303
	602	1,574	649